Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cost:
Total cost	$ 420,945	$ 432,767
Less: Accumulated depreciation	(370,062)	(368,295)
Property and equipment, net	50,883	64,472
Office equipment and furniture [Member]
Cost:
Total cost	366,733	377,032
Transportation vehicles [Member]
Cost:
Total cost	$ 54,212	$ 55,735